Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,955	$ 10,584	$ 8,999	$ 6,281	$ 4,402	$ 5,689	$ 6,593	$ 7,031	$ 7,888	$ 6,961	$ 9,423
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,748	11,236	9,617	6,761	4,794	6,226	7,275	7,813	8,838	7,850	10,709
Class I
Account Value [Line Items]
Account Value	$ 1,626,046	1,148,136	973,797	677,455	474,357	611,442	706,732	751,670	841,319	740,896	1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 14,576	11,115	9,015	6,338	4,568	6,050	6,798	6,717	7,210	6,597	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 39,186	29,267	25,709	28,317	22,136	18,846	16,231	15,273	12,430	11,503	11,195
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 15,890	12,117	9,828	6,909	4,979	6,595	7,411	7,323	7,860	7,192	10,901
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,500,205	2,614,216	2,296,399	2,529,355	1,977,279	1,683,417	1,449,847	1,364,249	1,110,287	1,027,490	1,000,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 1,457,603	$ 1,111,548	$ 901,541	$ 633,756	$ 456,758	$ 605,007	$ 679,818	$ 671,714	$ 720,987	$ 659,736	$ 1,000,000